Income Taxes - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 91,710	¥ 50,958
Deductible temporary difference related to accruals and other payables	26,851	20,983
Tax losses carried forward	103,246	35,978
Total deferred tax assets	221,807	107,919
Less: Valuation allowance	(206,471)	(90,979)	¥ (49,183)	¥ (21,855)
Total deferred tax assets	¥ 15,336	¥ 16,940